GOODWILL (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill
Balance at the beginning of the period	3,534	3,457
Foreign exchange rate changes	(76)	77
Balance at the end of the period	3,458	3,534
Natural Gas Pipelines
Goodwill
Balance at the beginning of the period	2,693	2,634
Foreign exchange rate changes	(58)	59
Balance at the end of the period	2,635	2,693
Energy
Goodwill
Balance at the beginning of the period	841	823
Foreign exchange rate changes	(18)	18
Balance at the end of the period	823	841